SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   OCTOBER 1998

THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

               			    Approx Asset
Date	           Number   Price   Value or Approx   Seller
Each   Ident    Shares    Per       Asset Cov/Shr     or Seller's
Trans  Sec     Purch      Share  at Time of Purch   Broker


10-1     CEE   7600     10.625        13.49	   Bear Stearns
10-2	" "       7600     10.197        12.94                " "
10-5	" "       6700       9.918        13.03                " "
10-6       " "     6700     10.232        13.21               " "
10-7       " "     6700     10.252        13.30               " "
10-8     " "       6700       9.889        12.73               " "
10-9     " "       3200       9.992        12.89               " "
10-13	" "       6816     10.856        13.69               " "
10-14	" "       1316     10.769        13.80               " "
10-15	" "       2516     11.2301      14.16               " "
10-16	" "       6816     11.625        14.76               " "
10-19	" "       6518     11.4701      14.57               " "
10-20	" "       6518     11.633        14.81               " "
10-21	" "       6518     11.6875      14.52               " "
10-22	" "       6518     11.7935      14.60               " "
10-23	" "       6518     11.6741      14.87               " "
10-26	" "       3000     11.9375      15.23               " "
10-27	" "       6400     12.5381      15.51               " "
10-28	" "       6400     12.46          15.16               " "
10-29	" "       6400     12.585        15.23               " "

The Central European Equity Fund, Inc.
Name of Registrant
By Joseph Cheung - Treasurer
Date of Statement          11/10/98